Filed pursuant to Rule 497(e)

File Nos. 033-16439 and 811-05159

RS INVESTMENT TRUST

Supplement to Prospectus (Class A, B, C, K shares) Dated May 1, 2009

Effective January 1, 2010, RS Investments has contractually agreed through April 30, 2011, to limit the expenses of RS Small Cap Growth Fund and RS Select Growth Fund, as set forth in the Funds’ Annual Fund Operating Expenses tables below.

RS Small Cap Growth Fund

The table entitled “Annual Fund Operating Expenses” on page 27 of the Fund’s Prospectus is amended and restated in its entirety as follows:

Annual Fund Operating Expenses

(expenses are deducted from Fund assets as a percentage of average daily net assets)

Share Class	Management Fees	Distribution (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses[1]	Total Annual Fund Operating Expenses[2]	Fee Waiver/ Expense Limitation[2]	Net Expenses[2]
Class A Shares	0.95%	0.25%	0.29%	0.02%	1.51%	-0.14%	1.37%
Class C Shares	0.95%	1.00%	1.16%	0.02%	3.13%	-0.14%	2.99%
Class K Shares	0.95%	0.65%	0.80%	0.02%	2.42%	-0.14%	2.28%

1	The amounts indicated are expenses incurred by the Fund through investments in certain pooled investment vehicles for the fiscal year ended December 31, 2008.
2	RS Investments has contractually agreed through April 30, 2011, to reduce its management fee with respect to Class A shares of the Fund to the extent that Class A’s Total Annual Fund Operating Expenses (excluding expenses indirectly incurred by the Fund through investments in certain pooled investment vehicles, interest, taxes and extraordinary expenses) exceed 1.35%, and to reduce the management fee paid by each of the other classes of the Fund so that each of those classes bears the same level of management fees as Class A shares during the period. The management fee waiver for Class C and Class K shares may be greater or less than the amount shown in the table based on the actual expenses incurred by Class A shares during the period.

RS Select Growth Fund

The table entitled “Annual Fund Operating Expenses” on page 31 of the Fund’s Prospectus is amended and restated in its entirety as follows:

Annual Fund Operating Expenses

(expenses are deducted from Fund assets as a percentage of average daily net assets)

Share Class	Management Fees	Distribution (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses[1]	Total Annual Fund Operating Expenses[2]	Fee Waiver/ Expense Limitation[2]	Net Expenses[2]
Class A Shares	1.00%	0.25%	0.44%	0.03%	1.72%	-0.34%	1.38%
Class C Shares	1.00%	1.00%	0.35%	0.03%	2.38%	-0.34%	2.04%
Class K Shares	1.00%	0.65%	2.04%	0.03%	3.72%	-0.34%	3.38%

1	The amounts indicated are expenses incurred by the Fund through investments in certain pooled investment vehicles for the fiscal year ended December 31, 2008.
2	RS Investments has contractually agreed through April 30, 2011, to reduce its management fee with respect to Class A shares of the Fund to the extent that Class A’s Total Annual Fund Operating Expenses (excluding expenses indirectly incurred by the Fund through investments in certain pooled investment vehicles, interest, taxes and extraordinary expenses) exceed 1.35%, and to reduce the management fee paid by each of the other classes of the Fund so that each of those classes bears the same level of management fees as Class A shares during the period. The management fee waiver for Class C and Class K shares may be greater or less than the amount shown in the table based on the actual expenses incurred by Class A shares during the period.

December 31, 2009

Filed pursuant to Rule 497(e)

File Nos. 033-16439 and 811-05159

RS INVESTMENT TRUST

Supplement to Prospectus (Class Y shares) Dated May 1, 2009

Effective January 1, 2010, RS Investments has contractually agreed through April 30, 2011, to limit the expenses of RS Small Cap Growth Fund and RS Select Growth Fund. As such, the following changes are made to the Funds’ Prospectus.

RS Small Cap Growth Fund

The table entitled “Annual Fund Operating Expenses” on page 24 of the Fund’s Prospectus is amended and restated in its entirety as follows:

Annual Fund Operating Expenses

(expenses are deducted from Fund assets as a percentage of average daily net assets)

Share Class	Management Fees	Distribution (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses[1]	Total Annual Fund Operating Expenses[2]	Fee Waiver/ Expense Limitation[2]	Net Expenses[2]
Class Y Shares	0.95%	N/A	0.21%	0.02%	1.18%	-0.14%	1.04%

1	The amounts indicated are expenses incurred by the Fund through investments in certain pooled investment vehicles for the fiscal year ended December 31, 2008.
2	RS Investments has contractually agreed through April 30, 2011, to reduce its management fee paid by Class Y shares of the Fund so that Class Y shares bear the same level of management fees as Class A shares of the Fund (which are offered through a separate prospectus) during the period. The amount of the management fee waiver for Class Y shares shown in the table is based on the amount of the management fee waiver for Class A shares set forth in the fee table for Class A shares. The management fee waiver for Class Y shares may be greater or less than the amount shown in the table based on the actual expenses incurred by Class A shares during the period.

RS Select Growth Fund

The table entitled “Annual Fund Operating Expenses” on page 27 of the Fund’s Prospectus is amended and restated in its entirety as follows:

Annual Fund Operating Expenses

(expenses are deducted from Fund assets as a percentage of average daily net assets)

Share Class	Management Fees	Distribution (12b-1) Fees	Other Expenses[1]	Total Annual Fund Operating Expenses[2]	Fee Waiver/ Expense Limitation[2]	Net Expenses[2]
Class Y Shares	1.00%	N/A	0.40%	1.40%	-0.34%	1.06%

1	“Other Expenses” are based on estimated amounts for the Fund’s current fiscal year.
2	RS Investments has contractually agreed through April 30, 2011, to reduce its management fee paid by Class Y shares of the Fund so that Class Y shares bear the same level of management fees as Class A shares of the Fund (which are offered through a separate prospectus) during the period. The amount of the management fee waiver for Class Y shares shown in the table is based on the amount of the management fee waiver for Class A shares set forth in the fee table for Class A shares. The management fee waiver for Class Y shares may be greater or less than the amount shown in the table based on the actual expenses incurred by Class A shares during the period.

December 31, 2009